Note 8 - Common Stock - Activity of Stock Option Plan (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Outstanding, options (in shares)	3,499,475	1,705,500
Outstanding, weighted average exercise price, options (in dollars per share)	$ 1.21	$ 2.41
Granted, options (in shares)		1,793,975
Granted, weighted average exercise price, options (in dollars per share)		$ 0.07
Outstanding, options (in shares)	3,384,275	3,499,475
Outstanding, weighted average exercise price, options (in dollars per share)	$ 0.64	$ 1.21
Outstanding, weighted average remaining contractual term, options (Year)		8 years 73 days
Outstanding, aggregate intrinsic value, options		$ 0
Exercisable, options (in shares)	2,191,281	1,299,394
Exercisable, weighted average exercise price, options (in dollars per share)	$ 1.69	$ 3.12
Exercisable, weighted average remaining contractual term, options (Year)		5 years 182 days
Exercisable, aggregate intrinsic value, options		$ 0